Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Apr. 22, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2014